Taxation (Tables)	6 Months Ended
Jun. 30, 2024
Income taxes paid (refund) [abstract]
Summary of Tax Effects of Components of Other Comprehensive Income
Tax effects of components of other comprehensive income were as follows:

	First half
	2024			2023
€ million	Before tax	Tax (charge)/credit	After tax	Before tax	Tax (charge)/credit	After tax
Gains/(losses) on:
Equity instruments at fair value through other comprehensive income	31	–	31	(34)	–	(34)
Cash flow hedges	63	(5)	58	(20)	(2)	(22)
Remeasurements of defined benefit pension plans	242	(41)	201	(90)	43	(47)
Currency retranslation gains/(losses)	772	(16)	756	(535)	(20)	(555)
Other comprehensive income	1,108	(62)	1,046	(679)	21	(658)